Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of information about revenue and other income
During the years ended December 31, 2025 and 2024, the Company had the following sources of revenue:

	For the year ended December 31,
	2025	2024

Royalty revenue*	$43,359	$15,993
Option, property and other revenue	284	330
Total	$43,643	$16,323
*Excludes royalty revenue generated from Caserones up to November 13, 2025 (Note 9).

Disclosure of detailed information about royalty revenue
During the years ended December 31, 2025 and 2024, the Company had the following sources of royalty revenue:

	For the year ended December 31,
	2025	2024

Ballarat	$2,454	$807
Bonikro	10,886	5,430
Caserones*	3,665	-
Gediktepe	1,613	-
Karlawinda	8,857	5,199
Korali-Sud	10,515	-
Leeville	1,192	-
Timok	1,086	-
Wahgnion	-	2,692
Other producing royalties	2,924	1,865
Advanced royalty payments	167	-
Total	$43,359	$15,993
*Excludes royalty revenue generated from Caserones up to November 13, 2025 (Note 9).